Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATING STATEMENT OF INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 721,718	$ 722,764	$ 870,351	$ 824,463	$ 3,078,337	$ 3,139,296	$ 3,227,432
Cost of sales	666,884	643,578	727,607	704,971	649,509	641,702	717,262	689,558	2,743,040	2,698,031	2,770,431
Selling, general and administrative									275,895	301,465	315,749
Depreciation									53,736	51,533	51,172
Amortization									9,418	9,394	9,844
Equity in losses of investees and subsidiaries									33,433	6,314	2,925
Reserve for (recovery of) grower receivables, net									(664)	32,967	2,148
Restructuring and relocation costs									35,429	5,852	0
Gain on deconsolidation of European smoothie business									0	0	(32,497)
Goodwill and trademark impairment									181,884	0	0
Operating income (loss)	(204,893)	(66,104)	17,597	(434)	(11,911)	(10,395)	13,846	42,200	(253,834)	33,740	107,660
Interest income									3,131	4,204	5,532
Interest expense									(45,299)	(51,586)	(57,058)
Other income (expense), net									(1,793)	(11,722)	2,889
Income (loss) from continuing operations before income taxes									(297,795)	(25,364)	59,023
Income tax (expense) benefit									(105,239)	82,200	1,600
Income (loss) from continuing operations									(403,034)	56,836	60,623
Loss from discontinued operations, net of income taxes									(1,983)	0	(3,268)
Net income (loss)	(332,629)	(66,754)	5,508	(11,142)	(16,315)	(28,826)	77,775	24,202	(405,017)	56,836	57,355
Parent Company [Member]
Net sales									0	0	0
Cost of sales									521	0	0
Selling, general and administrative									41,335	44,815	53,363
Depreciation									0	0	0
Amortization									0	0	0
Equity in losses of investees and subsidiaries									220,010	63,937	(163,413)
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									11,065	2,714
Gain on deconsolidation of European smoothie business											0
Goodwill and trademark impairment									0
Operating income (loss)									(272,931)	(111,466)	110,050
Interest income									0	0	0
Interest expense									(27,167)	(39,702)	(43,010)
Other income (expense), net									320	125,804	(11,285)
Income (loss) from continuing operations before income taxes									(299,778)	(25,364)	55,755
Income tax (expense) benefit									(105,239)	82,200	1,600
Income (loss) from continuing operations									(405,017)		57,355
Loss from discontinued operations, net of income taxes									0		0
Net income (loss)									(405,017)	56,836	57,355
Subsidiary Issuer [Member]
Net sales									707,939	729,175	661,097
Cost of sales									657,836	615,927	582,353
Selling, general and administrative									26,146	22,070	24,286
Depreciation									3,998	4,150	3,858
Amortization									0	0	0
Equity in losses of investees and subsidiaries									215,479	1,145	(80,749)
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									6,391	913
Gain on deconsolidation of European smoothie business											0
Goodwill and trademark impairment									0
Operating income (loss)									(201,911)	84,970	131,349
Interest income									24	123	143
Interest expense									(17,813)	(11,209)	(13,206)
Other income (expense), net									(310)	(137,821)	45,127
Income (loss) from continuing operations before income taxes									(220,010)	(63,937)	163,413
Income tax (expense) benefit									(3,604)	(41,041)	(56,874)
Income (loss) from continuing operations									(223,614)		106,539
Loss from discontinued operations, net of income taxes									0		0
Net income (loss)									(223,614)	(104,978)	106,539
Guarantor Subsidiaries [Member]
Net sales									1,248,854	1,262,295	1,411,589
Cost of sales									1,109,273	1,100,168	1,148,655
Selling, general and administrative									97,006	114,899	132,840
Depreciation									28,678	28,959	30,349
Amortization									9,394	9,394	9,844
Equity in losses of investees and subsidiaries									(929)	295	212
Reserve for (recovery of) grower receivables, net									(869)	32,762	2,148
Restructuring and relocation costs									13,182	1,963
Gain on deconsolidation of European smoothie business											0
Goodwill and trademark impairment									180,105
Operating income (loss)									(186,986)	(26,145)	87,541
Interest income									198	317	1,008
Interest expense									(80)	(79)	(37)
Other income (expense), net									1,028	672	(31,209)
Income (loss) from continuing operations before income taxes									(185,840)	(25,235)	57,303
Income tax (expense) benefit									17,855	(3,317)	(28,765)
Income (loss) from continuing operations									(167,985)		28,538
Loss from discontinued operations, net of income taxes									0		0
Net income (loss)									(167,985)	(28,552)	28,538
Non-Guarantor Subsidiaries [Member]
Net sales									1,987,888	1,971,918	1,962,815
Cost of sales									1,842,302	1,806,276	1,847,962
Selling, general and administrative									111,408	119,681	105,260
Depreciation									21,060	18,424	16,965
Amortization									24	0	0
Equity in losses of investees and subsidiaries									33,433	6,314	2,925
Reserve for (recovery of) grower receivables, net									205	205	0
Restructuring and relocation costs									4,791	262
Gain on deconsolidation of European smoothie business											(32,497)
Goodwill and trademark impairment									1,779
Operating income (loss)									(27,114)	20,756	22,200
Interest income									2,909	3,764	4,381
Interest expense									(239)	(596)	(805)
Other income (expense), net									(2,283)	(80)	111
Income (loss) from continuing operations before income taxes									(26,727)	23,844	25,887
Income tax (expense) benefit									(17,553)	(15,443)	(2,971)
Income (loss) from continuing operations									(44,280)		22,916
Loss from discontinued operations, net of income taxes									(1,983)		(3,268)
Net income (loss)									(46,263)	8,401	19,648
Consolidation, Eliminations [Member]
Net sales									(866,344)	(824,092)	(808,069)
Cost of sales									(866,892)	(824,340)	(808,539)
Selling, general and administrative									0	0	0
Depreciation									0	0	0
Amortization									0	0	0
Equity in losses of investees and subsidiaries									(434,560)	(65,377)	243,950
Reserve for (recovery of) grower receivables, net									0	0	0
Restructuring and relocation costs									0	0
Gain on deconsolidation of European smoothie business											0
Goodwill and trademark impairment									0
Operating income (loss)									435,108	65,625	(243,480)
Interest income									0	0	0
Interest expense									0	0	0
Other income (expense), net									(548)	(297)	145
Income (loss) from continuing operations before income taxes									434,560	65,328	(243,335)
Income tax (expense) benefit									3,302	59,801	88,610
Income (loss) from continuing operations									437,862		(154,725)
Loss from discontinued operations, net of income taxes									0		0
Net income (loss)									$ 437,862	$ 125,129	$ (154,725)